AMORTIZING INTANGIBLE ASSETS - Recognized Amortization Expense in Other Revenues and Cost and Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Revenue | Favorable gas gathering contracts
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ (234)	$ (389)	$ (1,220)	$ (1,555)	$ (1,555)
Costs And Expenses | Contract intangibles
Finite-Lived Intangible Assets [Line Items]
Amortization expense	6,424	6,397	25,587	26,141	34,202
Costs And Expenses | Rights-of-way
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,544	$ 1,547	$ 6,278	$ 6,448	$ 6,153